Provisions (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
As of beginning	$ 34,441	$ 35,033
Additions	4,890	9,437
Share of loss of associates	93	15
Recovery	(1,436)	(105)
Used during the year	(505)	(857)
Inflation adjustment	(126)	(9,082)
As of end	37,357	34,441
Legal Claims [Member]
Statement [Line Items]
As of beginning	34,419	35,026
Additions	4,890	9,437
Recovery	(1,401)	(105)
Used during the year	(505)	(857)
Inflation adjustment	(126)	(9,082)
As of end	37,277	34,419
Share of loss of associates	0	0
Investments In Associates And Joint Ventures [Member]
Statement [Line Items]
As of beginning	22	7
Additions	0	0
Recovery	(35)	0
Used during the year	0	0
Inflation adjustment	0	0
As of end	80	22
Share of Profit of associates	$ 93	$ 15